UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: September 30, 2023

Date of reporting period: March 31, 2023

Item 1.	Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

(b) Not applicable.

The Advisors’ Inner Circle Fund III

Democratic Large Cap Core ETF

SEMI-ANNUAL REPORT	MARCH 31, 2023

Investment Adviser:

Reflection Asset Management, LLC.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF MARCH 31, 2023

Disclosure of Fund Expenses	20

Review of Liquidity Risk Management Program	22

The Fund files its complete schedule of investments with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at https://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-750-3369; and (ii) on the SEC’s website at https://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF MARCH 31, 2023 (UNAUDITED)

SECTOR WEIGHTINGS †

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK** — 99.8%

	Shares	Value
Communication Services — 8.2%
Electronic Arts	2,919	$351,594
Live Nation Entertainment *	816	57,120
Omnicom Group	5,060	477,360
Walt Disney *	8,786	879,742
Warner Bros Discovery *	7,801	117,795

		1,883,611

Consumer Discretionary — 4.8%
CarMax*	1,889	121,425
Hasbro	1,150	61,744
Ross Stores	3,210	340,677
Starbucks	5,499	572,611

		1,096,457

Consumer Staples — 10.9%
Colgate-Palmolive	10,599	796,515
Costco Wholesale	2,267	1,126,404
Kimberly-Clark	4,352	584,126

		2,507,045

Financials — 14.8%
Everest Re Group	1,091	390,600
FleetCor Technologies *	2,302	485,377
M&T Bank	6,927	828,261
Moody’s	2,595	794,122
Progressive	3,866	553,070

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF MARCH 31, 2023 (UNAUDITED)

COMMON STOCK** — continued

	Shares	Value
Financials — continued
Willis Towers Watson	1,451	$337,183

		3,388,613

Health Care — 11.0%
Agilent Technologies	2,422	335,060
Danaher	4,208	1,060,584
Incyte*	3,733	269,784
IQVIA Holdings *	1,406	279,639
Stryker	2,007	572,938

		2,518,005

Industrials — 7.7%
Allegion	1,560	166,499
Carrier Global	13,658	624,853
Expeditors International of Washington	2,572	283,229
Paychex	3,558	407,711
Xylem	2,842	297,557

		1,779,849

Information Technology — 32.7%
Adobe*	1,407	542,216
Advanced Micro Devices *	2,859	280,211
Amphenol, Cl A	11,370	929,156
Apple	7,087	1,168,646
CDW	1,427	278,108
Gartner*	903	294,170
Gen Digital	6,831	117,220
International Business Machines	8,415	1,103,122
KLA	1,133	452,260
Lam Research	965	511,566
NetApp	7,129	455,187
NVIDIA	2,595	720,813
Salesforce*	2,359	471,281
Western Digital *	4,688	176,597

		7,500,553

Materials — 3.8%
Avery Dennison	3,216	575,439
International Flavors & Fragrances	3,299	303,376

		878,815

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF MARCH 31, 2023 (UNAUDITED)

COMMON STOCK** — continued

	Shares	Value
Real Estate — 5.9%
American Tower, Cl A ‡	2,155	$440,353
Prologis ‡	7,358	918,057

		1,358,410

Total Common Stock (Cost $23,145,513)		22,911,358

Total Investments - 99.8% (Cost $23,145,513)		$22,911,358

Percentages are based on Net Assets of $22,957,152.

*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡	Real Estate Investment Trust.

Cl — Class

As of March 31, 2023, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF MARCH 31, 2023 (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $23,145,513)	$22,911,358
Cash	30,286
Dividend and Interest Receivable	21,007
Reclaim Receivable	462
Other Prepaid Expenses	1,600

Total Assets	22,964,713

Liabilities:
Payable for Management Fees	7,561

Total Liabilities	7,561

Net Assets	$22,957,152

Net Assets Consist of:
Paid-in Capital	$24,556,527
Total Accumulated Losses	(1,599,375)

Net Assets	$22,957,152

Outstanding Shares of beneficial interest (unlimited authorization — no par value)	900,000
Net Asset Value, Offering and Redemption Price Per Share	$25.51

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF FOR THE THE SIX MONTHS ENDED MARCH 31, 2023 (UNAUDITED)

STATEMENT OF OPERATIONS

Investment Income:

Dividends	$ 164,756

Total Investment Income	164,756

Expenses:

Management Fees	47,148

Total Expenses	47,148

Net Investment Income	117,608

Net Realized Loss on:

Investments(1)	(336,668)

Net Realized Loss on Investments	(336,668)

Net Unrealized Appreciation on:

Investments	3,569,646

Net Unrealized Appreciation on Investments	3,569,646

Net Realized and Unrealized Gain	3,232,978

Net Increase in Net Assets Resulting from Operations	$ 3,350,586

(1) Included in realized gain (loss) on investments is $382,165 related to gains from in-kind redemptions

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Operations:

Net Investment Income	$117,608	$155,505
Net Realized Loss on Investments	(336,668)	(619,476)
Net Unrealized Appreciation (Depreciation) on Investments	3,569,646	(4,154,440)

Net Increase (Decrease) in Net Assets Resulting From Operations	3,350,586	(4,618,411)

Net Investment Income	(197,710)	(40,565)

Capital Gains	–	(306,660)

Total Distributions	(197,710)	(347,225)

Capital Share Transactions:

Issued	3,029,526	22,124,990

Redeemed	(1,842,066)	(3,393,263)

Net Increase in Net Assets From Capital Share Transactions	1,187,460	18,731,727

Total Increase in Net Assets	4,340,336	13,766,091

Net Assets:

Beginning of Period	18,616,816	4,850,725

End of Period	$22,957,152	$18,616,816

Shares Transactions:

Issued	125,000	800,000

Redeemed	(75,000)	(125,000)

Net Increase in Shares Outstanding From Share Transactions	50,000	675,000

Amounts designated as “-” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Year/Period

	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022	Period Ended September 30, 2021*
Net Asset Value, Beginning of Period	$21.90		$27.72	$20.25

Income (Loss) from Investment Operations:
Net Investment Income†	0.14		0.25	0.23
Net Realized and Unrealized Gain (Loss)	3.70		(5.33)	7.30

Total from Investment Operations	3.84		(5.08)	7.53

Dividends and Distributions:
Net Investment Income	(0.23)		(0.09)	(0.06)
Capital Gains	–		(0.65)	–

Total Dividends and Distributions	(0.23)		(0.74)	(0.06)

Net Asset Value, End of Period	$25.51		$21.90	$27.72

Total Return‡	17.64%		(19.06)%	37.26%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$22,957		$18,617	$4,851
Ratio of Expenses to Average Net Assets	0.45	%††	0.45%	0.45	%††
Ratio of Net Investment Income to Average
Net Assets	1.12	%††	0.99%	0.98	%††
Portfolio Turnover Rate	17	%§	40%	72	%§

*	Commenced operations on November 2, 2020.
†	Per share calculations were performed using average shares for the period.
††	Annualized.
‡

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

§	Portfolio turnover is for the period indicated and has not been annualized.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF MARCH 31, 2023 (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 65 funds. The financial statements herein are those of the Democratic Large Cap Core ETF (the “Fund”). The investment objective of the Fund is to seek to track the total return performance, before fees and expenses, of the DEMZ Political Contribution Index (the “Index”). The Fund operates as an exchange traded fund (“ETF”). Reflection Asset Management, LLC (the “Adviser”) serves as the investment adviser to the Fund. Exchange Traded Concepts, LLC (the “Sub-Adviser”) serves as the sub-adviser to the Fund. The Fund commenced operations on November 2, 2020. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded or, if there is no such reported sale on the valuation date, at the most recent quoted bid

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF MARCH 31, 2023 (UNAUDITED)

price. For securities traded on NASDAQ, the NASDAQ official closing price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are required to be fair valued under the 1940 Act.

In December 2020, the SEC adopted Rule 2a-5 under the 1940 Act, establishing requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair-value determinations. The compliance date for Rule 2a-5 and Rule 31a-4 was September 8, 2022.

Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5, the Trust’s Board of Trustees designated the Adviser as the Board’s valuation designee to perform fair-value determinations for the Fund through a Fair Value Committee established by the Adviser and approved new Adviser Fair Value Procedures for the Fund. Prior to September 8, 2022, fair-value determinations were performed in accordance with the Trust’s Fair Value Procedures established by the Fund’s Board of Trustees and were implemented through a Fair Value Committee designated by the Board.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF MARCH 31, 2023 (UNAUDITED)

valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF MARCH 31, 2023 (UNAUDITED)

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Fund did not record any tax provision in the current period.

However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended March 31, 2023, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recognized on the accrual basis from settlement date. Certain dividends and expenses from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF MARCH 31, 2023 (UNAUDITED)

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Fund distributes its net investment income, if any, at least annually, and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund’s record date, you will be entitled to receive the distribution.

Creation Units — The Fund issues and redeems Shares at NAV and only in large blocks of Shares (each block of Shares for a Fund is a Creation Unit of 25,000 Shares, or multiples thereof).

Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (‘‘DTC’’) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from a Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees when buying or selling Shares. If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged.

The following table discloses Creation Unit breakdown as of the period ended March 31, 2023:

	Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee
Democratic Large Cap Core ETF	25,000	$250	$673,750	$250

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF MARCH 31, 2023 (UNAUDITED)

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended March 31, 2023, the admin fees incurred by the fund were paid by the Adviser in accordance with the advisory agreement.

The Trust has adopted a Distribution Plan (the “Plan”) applicable to the Fund in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares.

Under the Plan, the Distributor or financial intermediaries may receive up to 0.25% of the average daily net assets of the Fund as compensation for distribution and shareholder services. For the period ended March 31, 2023, the Fund did not incur any fees for these services.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

Brown Brothers Harriman & Co. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF MARCH 31, 2023 (UNAUDITED)

5. Investment Advisory Agreement & Investment Subadvisory Agreement:

The Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing or settlement of orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, non-routine expenses, and distribution and service fees and expenses paid by the Fund under any plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Adviser, in turn, compensates the Sub-Adviser from the management fee it receives from the Fund.

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.45% of the Fund’s average daily net assets.

The Adviser has entered into an investment sub-advisory agreement with Exchange Traded Concepts, LLC (the “Subadviser”) with respect to the Fund (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Subadviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Fund’s Index, subject to the supervision of the Adviser and the Board.

For its services, the Sub-Adviser is entitled to a fee by the Adviser, which fee is calculated at an annual rate of 0.04% based on the average daily net assets of the Fund, and subject to a minimum annual fee of $20,000.

6. Investment Transactions:

For the period ended March 31, 2023, the Fund made purchases of $6,488,619 and sales of $ 5,353,677 in investment securities other than long-term U.S. Government and short-term securities. The purchase and sales balances include the effect of securities received or delivered from processing in-kind creations of $2,999,625 and redemptions of $1,836,434 respectively, and have been properly excluded from the calculation of portfolio turnover within the fund’s financial highlights.

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations,

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF MARCH 31, 2023 (UNAUDITED)

which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during the period. The book/tax differences may be temporary or permanent. The permanent differences are primarily attributed to different treatment for gains and losses on paydown of mortgage and asset backed securities for tax purposes, REIT adjustments, PFIC adjustments, and foreign currency transactions.

At September 30, 2022, the Fund reclassified the following permanent amount between capital paid-in and distributable earnings (accumulated losses), the reclassification is primarily related to accumulated earnings applicable to the redemptions in kind:

	Total Distributable Earnings	Paid-in Capital
Democratic Large Cap Core ETF	$(452,431)	$452,431

The tax character of dividends and distributions paid during the year ended September 30, 2022 are as follows:

	Ordinary Income	Return of Capital	Total
2022	$347,225	$—	$347,225
2021	$6,160	$—	$6,160

As of September 30, 2022, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income	$132,701
Capital Loss Carryforwards	(767,752)
Unrealized Depreciation	(4,117,202)
Other Temporary Differences	2

Total Distributable Earnings	$(4,752,251)

For Federal income tax purposes, capital loss carryforwards may be carried forward indefinitely and applied against all future gains. Losses carried forward are as follows.

	Short-Term Loss	Long-Term Loss	Total
Democratic Large Cap Core ETF	$ 767,752	$ —	$ 767,752

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF MARCH 31, 2023 (UNAUDITED)

For Federal income tax purposes, the difference between Federal tax cost and book cost primarily relate to wash sales. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for investments held by the Fund at March 31, 2023, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Depreciation
$ 23,145,513	$ 962,061	$ (1,196,216)	$ (234,155)

8. Concentration of Risks:

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

EQUITY MARKET RISK — The risk that stock prices will fall over short or extended periods of time, sometimes rapidly and unpredictably. The value of equity securities will fluctuate in response to factors affecting a particular company, as well as broader market and economic conditions. Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Moreover, in the event of a company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stock holders such as the Fund.

COMMON STOCK RISK — The prices of common stock may fall over short or extended periods of time. Common stock generally is subordinate to preferred stock and debt upon the liquidation or bankruptcy of the issuing company.

LARGE CAPITALIZATION RISK — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF MARCH 31, 2023 (UNAUDITED)

such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

SECTOR RISK – The Fund is subject to the following Sector Risk:

INFORMATION TECHNOLOGY SECTOR RISK — The Fund’s investments are exposed to issuers conducting business in the Information Technology Sector. The Information Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Information Technology Sector. The prices of the securities of companies operating in the Information Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

ISSURER-SPECIFIC RISK — Fund performance depends on the performance of individual securities to which the Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

ETF RISKS — The Fund is an exchange-traded fund (“ETF”) and, as a result of this structure, it is exposed to the following risks:

INDEX TRACKING RISK — The Fund’s return may not match or achieve a high degree of correlation with the return of the Index.

PASSIVE INVESTMENT RISK — The Fund is not actively managed and therefore the Fund would not sell a security due to current or projected underperformance of the security, industry or sector, unless that security is removed from the Index or selling the security is otherwise required upon a rebalancing of the Index.

TRADING RISK — Shares of the Fund may trade on The NASDAQ Stock Market (the “Exchange”) above or below their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Fund’s shares are

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF MARCH 31, 2023 (UNAUDITED)

currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.

METHODOLOGY RISK — The Fund seeks to track the performance of the Index, which is based on a construction methodology that utilizes financial modeling. No assurance can be given that stocks of companies chosen for the Index will outperform stocks of other companies. Moreover, there is no guarantee or assurance that the methodology used to create the Index will result in the Fund achieving positive investment returns or outperforming other investment products.

The Federal Election Commission (FEC) imposes strict standards regarding the reporting of political contribution data, and violations of such standards may constitute a federal crime. Nevertheless, to the extent that a company fraudulently reports contribution data, such data may cause a company to be included in the Index when such company otherwise would be excluded absent such fraud. Further, FEC contribution data does not include Excluded Contributions and thus may not reflect all political contributions made by a company, including its senior management. Therefore, the Index’s sole reliance on the FEC for political contributions data may cause a company to be included in the Index that would not qualify for inclusion if the Index took into account Excluded Contributions. The inclusion of such companies in the Index could negatively affect the value of an investment in the Fund.

NEW INDEX PROVIDER RISK — The Index was created by and is owned and maintained by the Adviser, which has not previously been an index provider or investment adviser for a registered fund, which may create additional risks for investing in the Fund. There is no assurance that the Adviser will compile the Index accurately, or that the Index will be reconstituted, rebalanced, calculated or disseminated accurately.

LIMITED AUTHORIZED PARTICIPANTS, MARKET MAKERS AND LIQUIDITY PROVIDERS RISK — Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF MARCH 31, 2023 (UNAUDITED)

Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

9. Other:

At March 31, 2023, the records of the Trust reflected that 100% of the Fund’s total shares outstanding were held by two Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the Exchange and have been purchased and sold by persons other than Authorized Participants.

10. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of March 31, 2023.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF MARCH 31, 2023 (UNAUDITED)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from October 1, 2022 to March 31, 2023.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF MARCH 31, 2023 (UNAUDITED)

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 10/01/22	Ending Account Value 3/31/23	Annualized Expense Ratios	Expenses Paid During Period*
Democratic Large Cap Core ETF
Actual Fund Return	$1,000.00	$1,176.40	0.45%	$2.44

Hypothetical 5% Return	1,000.00	1,022.69	0.45	2.27

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 182/365 (to reflect the one-half year period shown).

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF MARCH 31, 2023 (UNAUDITED)

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM

Pursuant to Rule 22e-4 under the 1940 Act, the Fund’s investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Fund’s approach to managing liquidity risk. The Program is overseen by the Fund’s Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk, based on factors specific to the circumstances of the Fund.

At a meeting of the Board held on March 15, 2023, the Trustees received a report from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2022 through December 31, 2022. The Program Administrator’s report noted that the Program Administrator had determined that the Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively to manage the Fund’s liquidity risk during the period covered by the report. The Program Administrator’s report noted that during the period covered by the report, there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Program Administrator’s report further noted that material changes had been made to the Program during the period covered by the report that provided additional discussion on the requirements of Rule 22e-4 and how the Program Administrator performs its functions under the Program.

In connection with the Fund’s operation as an ETF, the Program Administrator’s report further discussed: (i) the relationship between the Fund’s portfolio liquidity and the way in which, and the prices and spreads at which, its shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the Fund’s portfolio.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

NOTES

NOTES

NOTES

Democratic Large Cap Core ETF

P.O. Box 588

Portland, ME 04112

1-888-750-3369

Investment Adviser:

Reflection Asset Management, LLC

1000 Palm Boulevard, Suite 571

Isle of Palms, South Carolina 29451

Investment Sub-Adviser:

Exchange Traded Concepts, LLC

10900 Hefner Pointe Drive, Suite 207

Oklahoma City, Oklahoma 73120

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, Pennsylvania 19103

Independent Registered Public Accounting Firm:

Ernst & Young LLP

2005 Market Street, Suite 700

Philadelphia, Pennsylvania 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

RAM-SA-001-0300

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: June 9, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: June 9, 2023

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger,
Treasurer, Controller, and CFO

Date: June 9, 2023